SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of services lines	3
Net revenues	$ 670,019	$ 359,031	$ 218,989
ITS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	398,915	212,448	126,105
RDS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	259,606	144,173	92,884
BPO
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net revenues	$ 11,498	$ 2,410